Deferred Income Tax - Schedule of Deferred Income Tax Assets from Tax Loss Carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loss carried forward	€ (136,505)	€ (120,403)
Deferred tax assets	10,400
Corporation Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	131,928	119,725
Deferred tax assets	20,884	18,947
Business Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	118,548	107,962
Deferred tax assets	19,703	17,949
U.S. Corporation Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	14,452	8,026
Deferred tax assets	€ 3,613	€ 2,007